Debt - Summary of issuances and interest in-kind (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended				48 Months Ended
	May 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Debt Instrument [Line Items]
Interest-in-kind		$ 100	$ 100
1.5 Lien Notes
Debt Instrument [Line Items]
Note Issuances	$ 10,000	$ 5,100	$ 4,500	$ 0	$ 28,000	$ 41,000	$ 26,200	$ 95,200
Interest-in-kind				18,780	14,023	7,512	1,535	41,850
Total				$ 18,780	$ 42,023	$ 48,512	$ 27,735	$ 137,050